UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of Registrant as specified in charter)

790 North Water Street, Suite 1200, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole J. Best

Heartland Group, Inc., 790 North Water Street, Suite 1200, Milwaukee, WI 53202

(Name and address of agent for service)

(With a copy to:)

Ellen Drought

Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202-5615

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

HEARTLAND MID CAP VALUE FUND

INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Investor	$55	1.10%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where sentiment bounced between speculation over artificial intelligence (AI) and circumspection about demand destruction, the Heartland Mid Cap Value Fund - Investor Class lagged the Russell Midcap® Value Index over the first six months of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund's underperformance was driven, in part, by the negative selection effect across seven sectors, led by Financials, Energy, Industrials and Health Care. This was equally attributable to the stocks we owned as well as those we elected to avoid. Our strategy refused to chase speculative companies or overpay even for good businesses. Instead, we looked for discounted businesses with internal change agents that could help close the gap between current share prices and the intrinsic value of the company based on the successful execution of an improvement playbook.

PERFORMANCE

The Heartland Mid Cap Value Fund - Investor Class returned 1.31% over the past six months, ending June 30, 2024. This compares to the 4.54% gain for the Russell Midcap® Value Index and 13.56% for the Russell 3000® Index.

HOW DID THE FUND PERFORM SINCE INCEPTION?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell Midcap® Value Index
Russell 3000® Index
$40,000
$30,000
$20,000
$10,000
$0
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024
$30,629
$22,960
$20,666

	Investor	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2014	$10,161	$10,242	$10,254
2015	$9,442	$10,291	$9,764
2016	$12,149	$11,602	$11,717
2017	$13,133	$14,053	$13,280
2018	$12,007	$13,317	$11,648
2019	$15,045	$17,447	$14,800
2020	$16,088	$21,092	$15,535
2021	$20,613	$26,504	$19,937
2022	$19,992	$21,414	$17,538
2023	$22,664	$26,972	$19,768
2024	$22,960	$30,629	$20,666

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	Since Inception
Mid Cap Value Fund - Investor Class	6.34%	10.40%	8.98%
Russell 3000® Index	23.13%	14.14%	12.28%
Russell Midcap® Value Index	11.98%	8.49%	7.80%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Investor Class is 10/31/2014.

FUND STATISTICS

  Total Net Assets$622,522,240
  # of Portfolio Holdings51
  Portfolio Turnover Rate (Investor Class)35%
  Advisory Fees Paid$2,337,725

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Quest Diagnostics, Inc.	4.3%
Public Storage	4.0%
NOV, Inc.	3.7%
Centene Corp.	3.6%
Northern Trust Corp.	3.5%
Teledyne Technologies, Inc.	3.3%
FirstEnergy Corp.	3.1%
Essex Property Trust, Inc.	3.0%
Kimberly-Clark Corp.	2.8%
JB Hunt Transport Services, Inc.	2.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Consumer Discretionary	5.8%
Utilities	6.7%
Materials	7.9%
Information Technology	8.1%
Real Estate	8.6%
Energy	8.7%
Consumer Staples	9.5%
Financials	12.7%
Health Care	13.3%
Industrials	18.5%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.8%
Cash, Cash Equivalents, & Other Net Assets	0.2%

HEARTLAND MID CAP VALUE FUND - INVESTOR CLASS : HRMDX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352815-SA-06302024

HEARTLAND MID CAP VALUE FUND

INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Mid Cap Value Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Mid-Cap-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Mid Cap Value Fund - Institutional	$43	0.85%

HOW DID THE FUND PERFORM THIS PERIOD?

In a market where sentiment bounced between speculation over artificial intelligence (AI) and circumspection about demand destruction, the Heartland Mid Cap Value Fund - Institutional Class lagged the Russell Midcap® Value Index over the first six months of the year.

WHAT FACTORS INFLUENCED PERFORMANCE?

The Fund's underperformance was driven, in part, by the negative selection effect across seven sectors, led by Financials, Energy, Industrials and Health Care. This was equally attributable to the stocks we owned as well as those we elected to avoid. Our strategy refused to chase speculative companies or overpay even for good businesses. Instead, we looked for discounted businesses with internal change agents that could help close the gap between current share prices and the intrinsic value of the company based on the successful execution of an improvement playbook.

PERFORMANCE

The Heartland Mid Cap Value Fund - Institutional Class returned 1.37% over the past six months, ending June 30, 2024. This compares to the 4.54% gain for the Russell Midcap® Value Index and 13.56% for the Russell 3000® Index.

HOW DID THE FUND PERFORM SINCE INCEPTION?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Institutional
Russell 3000® Index
Russell Midcap® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$30,629
$23,517
$20,666
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell Midcap® Value Index
2014	$10,000	$10,000	$10,000
2014	$10,173	$10,242	$10,254
2015	$9,472	$10,291	$9,764
2016	$12,216	$11,602	$11,717
2017	$13,239	$14,053	$13,280
2018	$12,143	$13,317	$11,648
2019	$15,249	$17,447	$14,800
2020	$16,343	$21,092	$15,535
2021	$20,983	$26,504	$19,937
2022	$20,400	$21,414	$17,538
2023	$23,199	$26,972	$19,768
2024	$23,517	$30,629	$20,666

AVERAGE ANNUAL TOTAL RETURNS

Heartland Mid Cap Value Fund	1 Year	5 Year	Since Inception
Mid Cap Value Fund - Institutional Class	6.63%	10.66%	9.25%
Russell 3000® Index	23.13%	14.14%	12.28%
Russell Midcap® Value Index	11.98%	8.49%	7.80%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The inception date for the Mid Cap Value Fund - Institutional Class is 10/31/2014.

FUND STATISTICS

  Total Net Assets$622,522,240
  # of Portfolio Holdings51
  Portfolio Turnover Rate (Institutional Class)35%
  Advisory Fees Paid$2,337,725

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Quest Diagnostics, Inc.	4.3%
Public Storage	4.0%
NOV, Inc.	3.7%
Centene Corp.	3.6%
Northern Trust Corp.	3.5%
Teledyne Technologies, Inc.	3.3%
FirstEnergy Corp.	3.1%
Essex Property Trust, Inc.	3.0%
Kimberly-Clark Corp.	2.8%
JB Hunt Transport Services, Inc.	2.8%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.2%
Consumer Discretionary	5.8%
Utilities	6.7%
Materials	7.9%
Information Technology	8.1%
Real Estate	8.6%
Energy	8.7%
Consumer Staples	9.5%
Financials	12.7%
Health Care	13.3%
Industrials	18.5%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.8%
Cash, Cash Equivalents, & Other Net Assets	0.2%

HEARTLAND MID CAP VALUE FUND - INSTITUTIONAL CLASS : HNMDX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352799-SA-06302024

HEARTLAND VALUE PLUS FUND

INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Plus Fund - Investor	$58	1.21%

HOW DID THE FUND PERFORM THIS PERIOD?

This has been a challenging year for small-cap investors, including the Heartland Value Plus Fund -Investor Class. Stock selection, particularly in the Energy, Communications Services, and Health Care sectors, contributed to our underperformance relative to the Russell 2000® Value Index through the first six months of 2024, ending on June 30.

WHAT FACTORS INFLUENCED PERFORMANCE?

We initiated positions in several new holdings while exiting or reducing our exposure in a handful of others. Our portfolio has been well represented by secular winners that exhibit defensive attributes. We tried to balance this by adding exposure to higher-quality companies with more cyclical characteristics trading at trough multiples but that could soon see an uptick in earnings. These "green shoots" are companies like Kennametal (KMT), a manufacturer of industrial cutting tools that has seen EBITDA contract in 5 of the last 7 quarters. The company has taken out $200 million in structural costs as part of an extensive restructuring.

PERFORMANCE

The Heartland Value Plus Fund - Investor Class fell 5.94% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$18,294
$14,883
2014
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,238	$10,525	$10,001
2015	$7,629	$10,576	$9,254
2016	$9,671	$11,922	$12,192
2017	$10,620	$14,442	$13,148
2018	$9,226	$13,685	$11,456
2019	$11,626	$17,929	$14,022
2020	$13,095	$21,675	$14,672
2021	$16,349	$27,236	$18,819
2022	$15,539	$22,005	$16,094
2023	$15,823	$27,717	$18,451
2024	$14,883	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Investor Class	- 4.48%	6.44%	4.06%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$291,682,976
  # of Portfolio Holdings40
  Portfolio Turnover Rate (Investor Class)38%
  Advisory Fees Paid$1,158,671

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Mohawk Industries, Inc.	5.1%
Murphy Oil Corp.	4.9%
PotlatchDeltic Corp.	4.7%
Seacoast Banking Corp. of Florida	4.5%
Artisan Partners Asset Management, Inc.	4.2%
FB Financial Corp.	4.2%
Glacier Bancorp, Inc.	4.0%
The Hanover Insurance Group, Inc.	3.9%
Haemonetics Corp.	3.3%
Park Aerospace Corp.	3.2%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	3.0%
Materials	5.1%
Energy	7.9%
Information Technology	8.1%
Health Care	8.2%
Consumer Discretionary	9.5%
Real Estate	10.2%
Industrials	18.9%
Financials	26.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

HEARTLAND VALUE PLUS FUND - INVESTOR CLASS : HRVIX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352500-SA-06302024

HEARTLAND VALUE PLUS FUND

INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Plus Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Plus-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Plus Fund - Institutional	$46	0.96%

HOW DID THE FUND PERFORM THIS PERIOD?

This has been a challenging year for small-cap investors, including the Heartland Value Plus Fund -Institutional Class. Stock selection, particularly in the Energy, Communications Services, and Health Care sectors, contributed to our underperformance relative to the Russell 2000® Value Index through the first six months of 2024, ending on June 30.

WHAT FACTORS INFLUENCED PERFORMANCE?

We initiated positions in several new holdings while exiting or reducing our exposure in a handful of others. Our portfolio has been well represented by secular winners that exhibit defensive attributes. We tried to balance this by adding exposure to higher-quality companies with more cyclical characteristics trading at trough multiples but that could soon see an uptick in earnings. These "green shoots" are companies like Kennametal (KMT), a manufacturer of industrial cutting tools that has seen EBITDA contract in 5 of the last 7 quarters. The company has taken out $200 million in structural costs as part of an extensive restructuring.

PERFORMANCE

The Heartland Value Plus Fund - Institutional Class fell 5.83% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Institutional
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$18,294
$15,221
2014
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,251	$10,525	$10,001
2015	$7,660	$10,576	$9,254
2016	$9,720	$11,922	$12,192
2017	$10,699	$14,442	$13,148
2018	$9,313	$13,685	$11,456
2019	$11,762	$17,929	$14,022
2020	$13,282	$21,675	$14,672
2021	$16,618	$27,236	$18,819
2022	$15,828	$22,005	$16,094
2023	$16,163	$27,717	$18,451
2024	$15,221	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Plus Fund	1 Year	5 Year	10 Year
Value Plus Fund - Institutional Class	- 4.23%	6.69%	4.29%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$291,682,976
  # of Portfolio Holdings40
  Portfolio Turnover Rate (Institutional Class)38%
  Advisory Fees Paid$1,158,671

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Mohawk Industries, Inc.	5.1%
Murphy Oil Corp.	4.9%
PotlatchDeltic Corp.	4.7%
Seacoast Banking Corp. of Florida	4.5%
Artisan Partners Asset Management, Inc.	4.2%
FB Financial Corp.	4.2%
Glacier Bancorp, Inc.	4.0%
The Hanover Insurance Group, Inc.	3.9%
Haemonetics Corp.	3.3%
Park Aerospace Corp.	3.2%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	0.3%
Consumer Staples	1.9%
Utilities	3.0%
Materials	5.1%
Energy	7.9%
Information Technology	8.1%
Health Care	8.2%
Consumer Discretionary	9.5%
Real Estate	10.2%
Industrials	18.9%
Financials	26.9%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	99.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%

HEARTLAND VALUE PLUS FUND - INSTITUTIONAL CLASS : HNVIX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352849-SA-06302024

HEARTLAND VALUE FUND

INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Investor Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Fund - Investor	$57	1.13%

HOW DID THE FUND PERFORM THIS PERIOD?

Though small value stocks continued to be overlooked this year, the Heartland Value Fund - Investor Class experienced positive performance in the first half of 2024. Security selection was the primary reason for the Fund's performance, helping the Fund outpace the Russell 2000® Value Index in most sectors, including Financials, Industrials, Consumer Staples and Information Technology.

WHAT FACTORS INFLUENCED PERFORMANCE?

Rather than joining in the speculation that drove large parts of the market, we stayed true to our 10 Principles of Value Investing,™ which focuses on well-managed, undervalued businesses with resilient balance sheets and sound business strategies - precisely the traits we believe are being targeted for acquisition. Among our holdings, Canadian Western Bank (CWB), which we initially purchased in 2021 at a cost of around $22 (USD) a share, agreed to be bought last month by National Bank of Canada. The stock was trading at more than $30 a share at the end of June. Another holding, Primo Water (PRMW), agreed to merge with Poland Spring-owner BlueTriton and was one of our top performers in the first half of the year.

PERFORMANCE

The Heartland Value Fund - Investor Class returned 3.29% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Investor
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$18,294
$16,460
2014
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Investor	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,435	$10,525	$10,001
2015	$8,394	$10,576	$9,254
2016	$9,763	$11,922	$12,192
2017	$10,585	$14,442	$13,148
2018	$9,299	$13,685	$11,456
2019	$10,969	$17,929	$14,022
2020	$12,410	$21,675	$14,672
2021	$15,116	$27,236	$18,819
2022	$13,605	$22,005	$16,094
2023	$15,936	$27,717	$18,451
2024	$16,460	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Investor Class	14.17%	9.24%	5.11%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$706,344,718
  # of Portfolio Holdings90
  Portfolio Turnover Rate (Investor Class)17%
  Advisory Fees Paid$2,620,532

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Silicon Motion Technology Corp.	2.9%
Canadian Western Bank	2.7%
Lincoln Educational Services Corp.	2.7%
Barrett Business Services, Inc.	2.4%
Viper Energy, Inc.	2.4%
Texas Capital Bancshares, Inc.	2.4%
National Storage Affiliates Trust	2.3%
Radian Group, Inc.	2.3%
Capital City Bank Group, Inc.	2.2%
Chart Industries, Inc.	2.0%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Utilities	2.8%
Consumer Staples	3.2%
Information Technology	5.2%
Health Care	6.4%
Energy	7.8%
Materials	8.2%
Real Estate	8.5%
Consumer Discretionary	10.2%
Industrials	17.6%
Financials	28.6%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

HEARTLAND VALUE FUND - INVESTOR CLASS : HRTVX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422359109-SA-06302024

HEARTLAND VALUE FUND

INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2024

FUND OVERVIEW

This semi-annual shareholder report contains important information about Heartland Value Fund - Institutional Class for the period of January 1, 2024 to June 30, 2024.

You can find additional information about the Fund at https://www.heartlandadvisors.com/Strategies/Heartland-Value-Fund.  You can also request this information by contacting us at 800-432-7856 or by email at shareholderservices@heartlandfunds.com.

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Heartland Value Fund - Institutional	$46	0.91%

HOW DID THE FUND PERFORM THIS PERIOD?

Though small value stocks continued to be overlooked this year, the Heartland Value Fund - Institutional Class experienced positive performance in the first half of 2024. Security selection was the primary reason for the Fund's performance, helping the Fund outpace the Russell 2000® Value Index in most sectors, including Financials, Industrials, Consumer Staples and Information Technology.

WHAT FACTORS INFLUENCED PERFORMANCE?

Rather than joining in the speculation that drove large parts of the market, we stayed true to our 10 Principles of Value Investing,™ which focuses on well-managed, undervalued businesses with resilient balance sheets and sound business strategies - precisely the traits we believe are being targeted for acquisition. Among our holdings, Canadian Western Bank (CWB), which we initially purchased in 2021 at a cost of around $22 (USD) a share, agreed to be bought last month by National Bank of Canada. The stock was trading at more than $30 a share at the end of June. Another holding, Primo Water (PRMW), agreed to merge with Poland Spring-owner BlueTriton and was one of our top performers in the first half of the year.

PERFORMANCE

The Heartland Value Fund - Institutional Class returned 3.42% over the past six months, ending June 30, 2024. This compares to the 0.85% loss for the Russell 2000® Value Index and the 13.56% gain for the Russell 3000® Index.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?

The graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter).

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Institutional
Russell 3000® Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$18,294
$16,714
2014
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

	Institutional	Russell 3000® Index	Russell 2000® Value Index
2014	$10,000	$10,000	$10,000
2014	$9,440	$10,525	$10,001
2015	$8,411	$10,576	$9,254
2016	$9,801	$11,922	$12,192
2017	$10,642	$14,442	$13,148
2018	$9,367	$13,685	$11,456
2019	$11,066	$17,929	$14,022
2020	$12,538	$21,675	$14,672
2021	$15,292	$27,236	$18,819
2022	$13,777	$22,005	$16,094
2023	$16,161	$27,717	$18,451
2024	$16,714	$31,475	$18,294

AVERAGE ANNUAL TOTAL RETURNS

Heartland Value Fund	1 Year	5 Year	10 Year
Value Fund - Institutional Class	14.39%	9.39%	5.27%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND STATISTICS

  Total Net Assets$706,344,718
  # of Portfolio Holdings90
  Portfolio Turnover Rate (Institutional Class)17%
  Advisory Fees Paid$2,620,532

Past performance does not

guarantee future results.

Updated performance information

is available at

https://www.heartlandadvisors.com/Performance.

WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

TOP TEN HOLDINGS (% of Net Assets)

Top 10	Top 10
Silicon Motion Technology Corp.	2.9%
Canadian Western Bank	2.7%
Lincoln Educational Services Corp.	2.7%
Barrett Business Services, Inc.	2.4%
Viper Energy, Inc.	2.4%
Texas Capital Bancshares, Inc.	2.4%
National Storage Affiliates Trust	2.3%
Radian Group, Inc.	2.3%
Capital City Bank Group, Inc.	2.2%
Chart Industries, Inc.	2.0%

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.5%
Utilities	2.8%
Consumer Staples	3.2%
Information Technology	5.2%
Health Care	6.4%
Energy	7.8%
Materials	8.2%
Real Estate	8.5%
Consumer Discretionary	10.2%
Industrials	17.6%
Financials	28.6%

ASSET CLASS WEIGHTINGS

(% of Net Assets)

Value	Value
Common Stock	98.5%
Cash, Cash Equivalents, & Other Net Assets	1.5%

HEARTLAND VALUE FUND - INSTITUTIONAL CLASS : HNTVX

Semi-Annual Tailored Shareholder Report - June 30, 2024

You can find additional information about the Fund at https://www.heartlandadvisors.com/Resources/Regulatory-Resources, including the Fund's prospectus, financial information, holdings, proxy voting policies, and proxy voting record. You can also request this information by contacting us at 800-432-7856.

Distributor: ALPS Distributors, Inc.

Website: www.heartlandadvisors.com

Phone: 800-432-7856

422352831-SA-06302024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedules of Investments as of the close of the reporting period are included under Item 7 of this Report.

(b)	Not applicable to Registrant.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

HEARTLAND FUNDS
AMERICA'S VALUE INVESTOR®

Consistent Discipline, Fundamental Value

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(Includes N-CSR Items 7-11)

June 30, 2024

Mid Cap Value Fund

Value Plus Fund

Value Fund

HEARTLAND FUNDS

ITEM 7 – Financial Statements and Financial Highlights

for Open-End Management Investment Companies

Semi-Annual Report | June 30, 2024	1

HEARTLAND MID CAP VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.8%)
Banks (1.4%)
PNC Financial Services Group, Inc.	38,050	$5,916,014
Texas Capital Bancshares, Inc.(a)	46,588	2,848,390
		8,764,404
Building Products (1.3%)
A.O. Smith Corp.	101,706	8,317,517

Capital Markets (3.5%)
Northern Trust Corp.	258,436	21,703,455

Chemicals (3.2%)
FMC Corp.	80,652	4,641,523
PPG Industries, Inc.	123,536	15,551,947
		20,193,470
Commercial Services & Supplies (2.8%)
Stericycle, Inc.(a)	298,563	17,355,467

Consumer Staples Distribution & Retail (2.0%)
Dollar General Corp.	95,876	12,677,684

Containers & Packaging (4.7%)
Ball Corp.	267,570	16,059,552
International Paper Co.	57,776	2,493,034
Packaging Corp. of America	58,653	10,707,692
		29,260,278
Diversified Consumer Services (1.2%)
Grand Canyon Education, Inc.(a)	51,050	7,142,406

Electric Utilities (6.7%)
Constellation Energy Corp.	21,669	4,339,651
Exelon Corp.	506,105	17,516,294
FirstEnergy Corp.	511,102	19,559,873
		41,415,818
Electronic Equipment, Instruments & Components (4.1%)
TE Connectivity Ltd.	33,436	5,029,777
Teledyne Technologies, Inc.(a)	53,464	20,742,963
		25,772,740
Energy Equipment & Services (3.7%)
NOV, Inc.	1,216,896	23,133,193

	SHARES	VALUE
Financial Services (2.2%)
Fidelity National Information Services, Inc.	181,779	$13,698,866

Food Products (4.6%)
Cal-Maine Foods, Inc.	74,249	4,537,356
Hershey Co.	64,720	11,897,478
Ingredion, Inc.	108,383	12,431,530
		28,866,364
Ground Transportation (4.9%)
JB Hunt Transport Services, Inc.	110,238	17,638,080
Knight-Swift Transportation, Inc.	256,959	12,827,393
		30,465,473
Health Care Equipment & Supplies (2.8%)
Becton Dickinson & Co.	45,830	10,710,929
DENTSPLY SIRONA, Inc.	278,873	6,946,727
		17,657,656
Health Care Providers & Services (8.0%)
Centene Corp.(a)	339,022	22,477,158
Quest Diagnostics, Inc.	197,453	27,027,367
		49,504,525
Hotels, Restaurants & Leisure (0.9%)
Vail Resorts, Inc.	29,195	5,258,895

Household Durables (1.8%)
Mohawk Industries, Inc.(a)	97,279	11,049,922

Household Products (2.9%)
Kimberly-Clark Corp.	128,115	17,705,493

Insurance (5.6%)
First American Financial Corp.	267,636	14,438,962
Old Republic International Corp.	192,200	5,938,980
W R Berkley Corp.	139,615	10,970,947
Willis Towers Watson PLC	14,257	3,737,330
		35,086,219
Machinery (3.6%)
Donaldson Co., Inc.	205,642	14,715,742
Kennametal, Inc.	220,666	5,194,478
Middleby Corp.(a)	22,050	2,703,550
		22,613,770
Marine Transportation (1.4%)
Kirby Corp.(a)	71,828	8,599,966

Oil, Gas & Consumable Fuels (5.0%)
Coterra Energy, Inc.	623,990	16,641,813
EOG Resources, Inc.	116,289	14,637,297
		31,279,110

	SHARES	VALUE
Pharmaceuticals (2.5%)
Perrigo Co. PLC	607,099	$15,590,302

Professional Services (2.7%)
Leidos Holdings, Inc.	116,075	16,933,021

Residential REITs (4.6%)
Camden Property Trust	89,426	9,757,271
Essex Property Trust, Inc.	68,925	18,761,385
		28,518,656
Semiconductors & Semiconductor Equipment (2.6%)
Micron Technology, Inc.	16,012	2,106,058
Qorvo, Inc.(a)	120,598	13,994,192
		16,100,250
Software (1.4%)
Teradata Corp.(a)	249,161	8,611,004

Specialized REITs (4.0%)
Public Storage	85,399	24,565,022

Specialty Retail (1.9%)
CarMax, Inc.(a)	160,763	11,790,358

Trading Companies & Distributors (1.8%)
Watsco, Inc.	24,597	11,394,314

TOTAL COMMON STOCKS
(Cost $567,733,652)		$621,025,618

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.3%)
Time Deposits (0.3%)
JPM Chase (New York)(b)	4.68%	$2,159,152	$2,159,152

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,159,152)			$2,159,152

TOTAL INVESTMENTS - (100.1%)
(Cost $569,892,804)			$623,184,770
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)(c)			(662,530)
TOTAL NET ASSETS - (100.0%)			$622,522,240

The accompanying Notes to Financial Statements are an integral part of these Statements.

2	www.heartlandadvisors.com

HEARTLAND VALUE PLUS FUND	SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (99.7%)
Aerospace & Defense (3.2%)
Park Aerospace Corp.	675,000	$9,234,000

Banks (15.6%)
FB Financial Corp.	315,000	12,294,450
Glacier Bancorp, Inc.	315,000	11,755,800
Seacoast Banking Corp. of Florida	550,000	13,002,000
Texas Capital Bancshares, Inc.(a)	140,000	8,559,600
		45,611,850
Building Products (1.0%)
Hayward Holdings, Inc.(a)	250,000	3,075,000

Capital Markets (5.7%)
Artisan Partners Asset Management, Inc. (Class A)	300,000	12,381,000
Stifel Financial Corp.	50,000	4,207,500
		16,588,500
Chemicals (2.5%)
Sensient Technologies Corp.	100,000	7,419,000

Commercial Services & Supplies (3.7%)
Brady Corp. (Class A)	75,000	4,951,500
Stericycle, Inc.(a)	100,000	5,813,000
		10,764,500
Construction & Engineering (2.6%)
Granite Construction, Inc.	125,000	7,746,250

Containers & Packaging (0.9%)
Sealed Air Corp.	75,000	2,609,250

Electric Utilities (3.0%)
Otter Tail Corp.	10,000	875,900
Portland General Electric Co.	180,000	7,783,200
		8,659,100
Electronic Equipment, Instruments & Components (4.2%)
CTS Corp.	175,000	8,860,250
Knowles Corp.(a)	200,000	3,452,000
		12,312,250
Energy Equipment & Services (3.0%)
ChampionX Corp.	175,000	5,811,750
NOV, Inc.	150,000	2,851,500
		8,663,250
Financial Services (1.7%)
MGIC Investment Corp.	225,000	4,848,750

	SHARES	VALUE
Health Care Equipment & Supplies (3.3%)
Haemonetics Corp.(a)	115,000	$9,513,950

Health Care Technology (2.6%)
HealthStream, Inc.	275,000	7,672,500

Household Durables (5.1%)
Mohawk Industries, Inc.(a)	130,000	14,766,700

Household Products (1.9%)
Oil-Dri Corp. of America	85,000	5,447,650

Insurance (3.9%)
The Hanover Insurance Group, Inc.	90,000	11,289,600

Leisure Products (2.6%)
Acushnet Holdings Corp.	120,000	7,617,600

Life Sciences Tools & Services (2.3%)
Charles River Laboratories International, Inc.(a)	32,500	6,713,850

Machinery (7.0%)
Astec Industries, Inc.	40,000	1,186,400
Enerpac Tool Group Corp. (Class A)	175,000	6,681,500
Kennametal, Inc.	275,000	6,473,500
Lindsay Corp	50,000	6,144,000
		20,485,400
Metals & Mining (1.7%)
Materion Corp.	45,000	4,865,850

Oil, Gas & Consumable Fuels (4.9%)
Murphy Oil Corp.	350,000	14,434,000

Professional Services (1.4%)
Science Applications International Corp.	35,000	4,114,250

Residential REITs (3.0%)
Camden Property Trust	80,000	8,728,800

Semiconductors & Semiconductor Equipment (3.9%)
Kulicke & Soffa Industries, Inc.	115,000	5,656,850
Silicon Motion Technology Corp. (ADR)	70,000	5,669,300
		11,326,150

	SHARES	VALUE
Specialized REITs (7.2%)
Lamar Advertising Co. (Class A)	60,000	$7,171,800
PotlatchDeltic Corp.	350,000	13,786,500
		20,958,300
Textiles, Apparel & Luxury Goods (1.8%)
Skechers USA, Inc. (Class A)(a)	75,000	5,184,000

TOTAL COMMON STOCKS
(Cost $263,034,770)		$290,650,300

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (0.4%)
Time Deposits (0.4%)
JPM Chase (New York)(b)	4.68%	$1,286,520	$1,286,520

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,286,520)			$1,286,520

TOTAL INVESTMENTS - (100.1%)
(Cost $264,321,290)			$291,936,820
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)(c)			(253,844)
TOTAL NET ASSETS - (100.0%)			$291,682,976

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2024	3

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.5%)
Aerospace & Defense (1.0%)
Hexcel Corp.	110,000	$6,869,500

Automobile Components (1.0%)
Linamar Corp. (CAD)(d)	140,000	6,804,284

Automobiles (0.7%)
Thor Industries, Inc.	50,000	4,672,500

Banks (14.9%)
Associated Banc-Corp	400,000	8,460,000
Axos Financial, Inc.(a)	25,539	1,459,554
Canadian Western Bank (CAD)(d)	600,000	19,025,620
Capital City Bank Group, Inc.	550,000	15,642,000
Community Trust Bancorp, Inc.	150,000	6,549,000
First Internet Bancorp	200,000	5,404,000
Glacier Bancorp, Inc.	200,000	7,464,000
Heritage Financial Corp.	400,000	7,212,000
Seacoast Banking Corp. of Florida	300,000	7,092,000
Texas Capital Bancshares, Inc.(a)	275,000	16,813,500
TriCo Bancshares	250,000	9,892,500
		105,014,174
Beverages (2.0%)
Primo Water Corp.	650,000	14,209,000

Chemicals (1.7%)
FMC Corp.	70,000	4,028,500
Orion SA	350,000	7,679,000
		11,707,500
Commercial Services & Supplies (2.6%)
CECO Environmental Corp.(a)	250,000	7,212,500
Healthcare Services Group, Inc.(a)	600,000	6,348,000
Perma-Fix Environmental Services, Inc.(a)	500,000	5,065,000
		18,625,500
Communications Equipment (1.0%)
AudioCodes, Ltd.	650,000	6,747,000

Construction & Engineering (3.3%)
Northwest Pipe Co.(a)	395,000	13,418,150
Primoris Services Corp.	200,000	9,978,000
		23,396,150
	SHARES	VALUE
Construction Materials (0.9%)
Knife River Corp.(a)	87,500	$6,137,250

Consumer Finance (1.3%)
Ezcorp, Inc. (Class A)(a)	900,000	9,423,000

Containers & Packaging (1.5%)
Sealed Air Corp.	300,000	10,437,000

Diversified Consumer Services (3.7%)
Carriage Services, Inc.	275,000	7,381,000
Lincoln Educational Services Corp.(a)(e)	1,597,768	18,949,529
		26,330,529
Diversified REITs (1.1%)
Alpine Income Property Trust, Inc.	500,000	7,780,000

Electrical Equipment (0.9%)
Thermon Group Holdings, Inc.(a)	200,000	6,152,000

Electronic Equipment, Instruments & Components (0.5%)
Benchmark Electronics, Inc.	91,227	3,599,817

Energy Equipment & Services (2.7%)
Dril-Quip, Inc.(a)	150,000	2,790,000
NOV, Inc.	600,000	11,406,000
Seadrill, Ltd.(a)	100,000	5,150,000
		19,346,000
Financial Services (8.2%)
Cantaloupe, Inc.(a)	700,000	4,620,000
Cass Information Systems, Inc.	250,682	10,044,828
EVERTEC, Inc.	90,000	2,992,500
I3 Verticals, Inc. (Class A)(a)	600,000	13,248,000
MGIC Investment Corp.	500,000	10,775,000
Radian Group, Inc.	525,000	16,327,500
		58,007,828
Food Products (1.2%)
Mama's Creations, Inc.(a)	850,000	5,729,000
SunOpta, Inc.(a)	500,000	2,700,000
		8,429,000
Gas Utilities (2.1%)
National Fuel Gas Co.	100,000	5,419,000
UGI Corp.	400,000	9,160,000
		14,579,000
	SHARES	VALUE
Ground Transportation (0.4%)
Marten Transport, Ltd.	150,000	$2,767,500

Health Care Equipment & Supplies (1.8%)
Accuray, Inc.(a)	2,000,000	3,640,000
Haemonetics Corp.(a)	50,000	4,136,500
Integer Holdings Corp.(a)	45,000	5,210,550
		12,987,050
Health Care Providers & Services (2.1%)
AMN Healthcare Services, Inc.(a)	55,000	2,817,650
InfuSystem Holdings, Inc.(a)	500,000	3,415,000
Patterson Cos., Inc.	350,000	8,442,000
		14,674,650
Hotels, Restaurants & Leisure (0.9%)
Bloomin' Brands, Inc.	100,000	1,923,000
Potbelly Corp.(a)	600,000	4,818,000
		6,741,000
Household Durables (3.7%)
Century Communities, Inc.	150,000	12,249,000
Mohawk Industries, Inc.(a)	125,000	14,198,750
		26,447,750
Insurance (4.2%)
International General Insurance Holdings, Ltd.	525,000	7,350,000
Old Republic International Corp.	150,000	4,635,000
Stewart Information Services Corp.	200,000	12,416,000
Tiptree, Inc.	325,000	5,359,250
		29,760,250
Life Sciences Tools & Services (0.5%)
Harvard Bioscience, Inc.(a)	1,200,000	3,420,000

Machinery (3.7%)
Astec Industries, Inc.	125,000	3,707,500
Chart Industries, Inc.(a)	100,000	14,434,000
Flowserve Corp.	50,000	2,405,000
Gates Industrial Corp. PLC(a)	200,000	3,162,000
Twin Disc, Inc.	189,464	2,231,886
		25,940,386
Metals & Mining (4.1%)
Centerra Gold, Inc.	1,800,000	12,096,000
Major Drilling Group International, Inc. (CAD)(a)(d)	1,000,000	6,637,184
New Gold, Inc.(a)	3,750,000	7,312,500
Osisko Gold Royalties, Ltd.	200,000	3,116,000
		29,161,684

The accompanying Notes to Financial Statements are an integral part of these Statements.

4	www.heartlandadvisors.com

HEARTLAND VALUE FUND	SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (5.1%)
Berry Corp.	450,000	$2,907,000
Centrus Energy Corp.(a)	100,000	4,275,000
Delek US Holdings, Inc.	175,000	4,333,000
Magnolia Oil & Gas Corp. (Class A)	300,000	7,602,000
Viper Energy, Inc.	450,000	16,888,500
		36,005,500
Passenger Airlines (1.0%)
Alaska Air Group, Inc.(a)	175,000	7,070,000

Pharmaceuticals (2.0%)
Perrigo Co. PLC	550,000	14,124,000

Professional Services (3.0%)
Barrett Business Services, Inc.	520,000	17,040,400
Hudson Global, Inc.(a)(e)	252,700	4,197,347
		21,237,747
Real Estate Management & Development (1.4%)
Forestar Group, Inc.(a)	300,000	9,597,000

Residential REITs (2.7%)
BSR Real Estate Investment Trust (CAD)(d)	1,200,000	14,280,180
UMH Properties, Inc.	300,000	4,797,000
		19,077,180
Semiconductors & Semiconductor Equipment (3.7%)
Photronics, Inc.(a)	250,000	6,167,500
Silicon Motion Technology Corp. (ADR)	250,000	20,247,500
		26,415,000
Specialized REITs (3.3%)
National Storage Affiliates Trust	400,000	16,488,000
PotlatchDeltic Corp.	175,000	6,893,250
		23,381,250
Specialty Retail (0.2%)
Academy Sports & Outdoors, Inc.	25,000	1,331,250
Duluth Holdings, Inc. (Class B)(a)	126,386	466,364
		1,797,614
Trading Companies & Distributors (1.7%)
Custom Truck One Source, Inc.(a)	1,200,000	5,220,000
DNOW, Inc.(a)	500,000	6,865,000
		12,085,000

	SHARES	VALUE
Water Utilities (0.7%)
Pure Cycle Corp.(a)	500,000	$4,775,000

TOTAL COMMON STOCKS
(Cost $532,333,734)		$695,732,593

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.6%)
Time Deposits (1.6%)
JPM Chase (New York)(b)	4.68%	$11,177,643	$11,177,643

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,177,643)			$11,177,643

TOTAL INVESTMENTS - (100.1%)
(Cost $543,511,377)			$706,910,236
OTHER ASSETS AND LIABILITIES, NET - (-0.1%)(c)			(565,518)
TOTAL NET ASSETS - (100.0%)			$706,344,718

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2024	5

HEARTLAND FUNDS	SCHEDULES OF INVESTMENTS - FOOTNOTES

June 30, 2024 (Unaudited)

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.

(b)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of June 30, 2024.
(c)	Less than 0.005%.
(d)	Traded in a foreign country.
(e)	Affiliated company. See Note 10 to Notes to Financial Statements.

Common Abbreviations:

ADR	American Depositary Receipt.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

Currency Abbreviations:

CAD	Canadian Dollar

Percentages are stated as a percent of net assets.

Sector and Industry classifications are sourced from GICS®, The Global Industry Classification Standard (GICS®) is the exclusive intellectual property of MSCI Inc. (“MSCI”) and S&P Global Market Intelligence ("S&P"). Neither MSCI, S&P, their affiliates, nor any of their third party providers (“GICS Parties”) makes any representations or warranties, express or implied, with respect to GICS or the results to be obtained by the use thereof, and expressly disclaims all warranties, including warranties of accuracy, completeness, merchantability and fitness for a particular purpose. The GICS Parties shall not have any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of such damages.

The accompanying Notes to Financial Statements are an integral part of these Statements.

6	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2024 (Unaudited)

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
ASSETS:
Investments in securities, at cost(a)	$569,892,804	$264,321,290	$543,511,377
Investments in securities, at value	$623,184,770	$291,936,820	$683,763,360
Investments in affiliates, at value (See Note 10)	–	–	23,146,876
Total Investments, at value	623,184,770	291,936,820	706,910,236
Receivable for securities sold	951,259	3,742,075	1,146
Accrued dividends and interest	880,692	229,152	431,612
Receivable for capital shares issued	252,489	39,189	79,430
Prepaid expenses	85,453	18,496	45,858
Total Assets	625,354,663	295,965,732	707,468,282

LIABILITIES:
Payable for securities purchased	2,482,796	3,760,629	599,291
Payable for capital shares redeemed	281,273	354,496	304,950
Accrued expenses
Management fees	16,548	27,692	71,757
Distribution fees - Investor Class	7,827	6,867	14,908
Fund accounting fees	7,883	7,668	12,759
Transfer agency fees	–	61,544	58,892
Custody fees	2,570	11,042	17,948
Audit fees	11,737	11,900	11,016
Legal fees	863	1,980	1,079
Printing fees	20,926	28,997	20,307
Other	–	9,941	10,657
Total Liabilities	2,832,423	4,282,756	1,123,564
TOTAL NET ASSETS	$622,522,240	$291,682,976	$706,344,718

NET ASSETS CONSIST OF:
Paid-in capital	$542,348,684	$278,430,589	$502,488,240
Total distributable earnings	80,173,556	13,252,387	203,856,478
TOTAL NET ASSETS	$622,522,240	$291,682,976	$706,344,718

NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE:
INVESTOR CLASS:
Net assets	$229,470,944	$202,680,436	$611,386,170
Shares outstanding	16,448,585	5,821,154	13,156,848
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$13.95	$34.82	$46.47
INSTITUTIONAL CLASS:
Net assets	$393,051,296	$89,002,540	$94,958,548
Shares outstanding	27,988,592	2,573,084	1,988,025
NET ASSET VALUE, OFFERING PRICE & REDEMPTION PRICE PER SHARE	$14.04	$34.59	$47.77

(a)	Includes cost of investments in affiliates of $– for the Mid Cap Value Fund, $- for the Value Plus Fund and $15,871,991 for the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2024	7

HEARTLAND FUNDS	STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2024 (Unaudited)

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
INVESTMENT INCOME:
Dividends(a)	$6,342,054	$3,548,562	$7,296,658
Interest	92,701	19,282	219,500
Foreign taxes withheld	(11,288)	–	(213,600)
Total Investment Income	6,423,467	3,567,844	7,302,558

EXPENSES:
Management fees	2,337,725	1,158,671	2,620,532
Distribution fees - Investor Class	254,208	261,328	603,709
Transfer agency fees	307,003	218,118	258,820
Fund accounting fees	95,849	54,985	106,164
Custodian fees	11,191	10,078	18,800
Printing, Postage and communication fees	56,372	31,605	31,597
Legal fees	46,098	27,462	53,158
Registration fees	39,677	16,523	25,628
Directors' fees	62,523	36,025	70,531
Audit and tax fees	12,489	12,652	11,768
Insurance fees	15,286	18,176	25,899
Other expenses	22,589	18,337	28,037
Total Expenses before waivers	3,261,010	1,863,960	3,854,643
Expenses waived by investment advisor (See Note 6)	(315,901)	–	–
Total Expenses after waivers	2,945,109	1,863,960	3,854,643
NET INVESTMENT INCOME	3,478,358	1,703,884	3,447,915

REALIZED & UNREALIZED GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Net realized gains (losses) on:
Investments	27,104,495	(21,152,724)	33,899,346
Investments - Affiliated securities (See Note 10)	–	–	15,285
Foreign currency translation	–	–	(18,167)
Net change in unrealized appreciation (depreciation) on:
Investments	(21,799,719)	(1,590,040)	(17,717,611)
Investments - Affiliated securities (See Note 10)	–	–	3,181,806

TOTAL REALIZED & UNREALIZED NET GAINS (LOSSES) ON INVESTMENTS, AND TRANSLATION OF ASSETS IN FOREIGN CURRENCY	5,304,776	(22,742,764)	19,360,659
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,783,134	$(21,038,880)	$22,808,574

(a)	Includes $- received from affiliated issuers held by the Value Fund. See Note 10 in the Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

8	www.heartlandadvisors.com

HEARTLAND FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		VALUE PLUS FUND		VALUE FUND
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
FROM INVESTMENT OPERATIONS:
Net investment income	$3,478,358	$4,978,399	$1,703,884	$4,122,933	$3,447,915	$5,197,107
Net realized gains (losses)	27,104,495	7,552,711	(21,152,724)	9,946,279	33,896,464	40,259,562
Net change in unrealized appreciation (depreciation)	(21,799,719)	53,282,268	(1,590,040)	(9,248,648)	(14,535,805)	60,806,967
Net increase (decrease) in net assets resulting from operations	8,783,134	65,813,378	(21,038,880)	4,820,564	22,808,574	106,263,636

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	–	(4,597,374)	–	(3,505,645)	–	(33,639,351)
Institutional Class	–	(8,031,063)	–	(2,435,798)	–	(4,469,646)
Total distributions to shareholders	–	(12,628,437)	–	(5,941,443)	–	(38,108,997)

CAPITAL TRANSACTIONS:
Investor Class
Proceeds from shares issued	8,964,215	46,098,125	3,417,389	24,656,400	6,024,693	10,353,640
Dividends reinvested	–	4,514,195	–	3,436,209	–	32,120,792
Value of shares redeemed(a)	(27,314,353)	(38,321,180)	(33,091,680)	(54,086,999)	(38,688,381)	(59,517,784)
Total Investor Class	(18,350,138)	12,291,140	(29,674,291)	(25,994,390)	(32,663,688)	(17,043,352)
Institutional Class
Proceeds from shares issued	85,467,954	283,456,623	10,592,128	54,413,348	11,440,399	15,696,558
Dividends reinvested	–	8,019,356	–	2,230,224	–	4,359,976
Value of shares redeemed(a)	(80,969,430)	(80,152,660)	(58,362,152)	(75,737,593)	(2,098,169)	(5,110,037)
Total Institutional Class	4,498,524	211,323,319	(47,770,024)	(19,094,021)	9,342,230	14,946,497
Net increase (decrease) in net assets derived from capital transactions	(13,851,614)	223,614,459	(77,444,315)	(45,088,411)	(23,321,458)	(2,096,855)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,068,480)	276,799,400	(98,483,195)	(46,209,290)	(512,884)	66,057,784
NET ASSETS AT THE BEGINNING OF THE PERIOD	627,590,720	350,791,320	390,166,171	436,375,461	706,857,602	640,799,818
NET ASSETS AT THE END OF THE PERIOD	$622,522,240	$627,590,720	$291,682,976	$390,166,171	$706,344,718	$706,857,602

FUND SHARE TRANSACTIONS Investor Class
Shares Issued	647,363	3,501,846	95,916	670,372	132,877	243,694
Reinvested Shares	–	326,581	–	91,510	–	703,940
Shares Redeemed	(1,964,653)	(2,949,263)	(927,038)	(1,487,440)	(850,013)	(1,385,723)
Net increase (decrease) resulting from share transactions	(1,317,290)	879,164	(831,122)	(725,558)	(717,136)	(438,089)
Institutional Class
Shares Issued	6,133,515	21,705,833	298,928	1,471,139	243,476	360,951
Reinvested Shares	–	576,517	–	59,872	–	93,062
Shares Redeemed	(5,791,879)	(6,029,591)	(1,644,639)	(2,105,013)	(45,344)	(116,309)
Net increase (decrease) resulting from share transactions	341,636	16,252,759	(1,345,711)	(574,002)	198,132	337,704

(a)	Value of shares redeemed includes amounts for early redemption fees. See Note 7 in Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2024	9

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

	Net asset value, beginning of period	Net investment income (loss)(a)(b)	Net realized and unrealized gains (losses)(c)	Total income (loss) from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Total distributions	Net asset value, end of period
MID CAP VALUE FUND
Investor Class
June 30, 2024 (Unaudited)	$13.77	$0.07	$0.11	$0.18	$–	$–	$–	$13.95
December 31, 2023	12.38	0.12	1.53	1.65	(0.09)	(0.17)	(0.26)	13.77
December 31, 2022	13.47	0.09	(0.50)	(0.41)	(0.07)	(0.61)	(0.68)	12.38
December 31, 2021	13.03	0.14	3.53	3.67	(0.12)	(3.11)	(3.23)	13.47
December 31, 2020	12.24	0.13	0.72	0.85	(0.06)	–	(0.06)	13.03
December 31, 2019	9.99	0.11	2.42	2.53	(0.10)	(0.18)	(0.28)	12.24
Institutional Class
June 30, 2024 (Unaudited)	$13.85	$0.08	$0.11	$0.19	$–	$–	$–	$14.04
December 31, 2023	12.44	0.15	1.56	1.71	(0.13)	(0.17)	(0.30)	13.85
December 31, 2022	13.53	0.13	(0.51)	(0.38)	(0.10)	(0.61)	(0.71)	12.44
December 31, 2021	13.08	0.18	3.54	3.72	(0.16)	(3.11)	(3.27)	13.53
December 31, 2020	12.27	0.17	0.71	0.88	(0.07)	–	(0.07)	13.08
December 31, 2019	10.00	0.15	2.41	2.56	(0.11)	(0.18)	(0.29)	12.27
VALUE PLUS FUND
Investor Class
June 30, 2024 (Unaudited)	$37.02	$0.17	$(2.37)	$(2.20)	$–	$–	$–	$34.82
December 31, 2023	36.87	0.32	0.36	0.68	(0.33)	(0.20)	(0.53)	37.02
December 31, 2022	39.68	0.19	(2.17)	(1.98)	(0.17)	(0.66)	(0.83)	36.87
December 31, 2021	39.55	0.31	9.54	9.85	(0.27)	(9.45)	(9.72)	39.68
December 31, 2020	35.48	0.20	4.28	4.48	(0.18)	(0.23)	(0.41)	39.55
December 31, 2019	28.57	0.49	6.94	7.43	(0.52)	–	(0.52)	35.48
Institutional Class
June 30, 2024 (Unaudited)	$36.73	$0.21	$(2.35)	$(2.14)	$–	$–	$–	$34.59
December 31, 2023	36.58	0.40	0.38	0.78	(0.43)	(0.20)	(0.63)	36.73
December 31, 2022	39.39	0.28	(2.16)	(1.88)	(0.27)	(0.66)	(0.93)	36.58
December 31, 2021	39.33	0.42	9.48	9.90	(0.39)	(9.45)	(9.84)	39.39
December 31, 2020	35.28	0.27	4.29	4.56	(0.28)	(0.23)	(0.51)	39.33
December 31, 2019	28.41	0.55	6.92	7.47	(0.60)	–	(0.60)	35.28
VALUE FUND
Investor Class
June 30, 2024 (Unaudited)	$44.99	$0.22	$1.26	$1.48	$–	$–	$–	$46.47
December 31, 2023	40.55	0.33	6.65	6.98	(0.33)	(2.21)	(2.54)	44.99
December 31, 2022	46.43	0.17	(4.83)	(4.66)	(0.17)	(1.05)	(1.22)	40.55
December 31, 2021	43.27	0.01	9.41	9.42	(0.07)	(6.19)	(6.26)	46.43
December 31, 2020	38.54	0.08	4.98	5.06	(0.14)	(0.19)	(0.33)	43.27
December 31, 2019	33.70	0.10	5.94	6.04	(0.11)	(1.09)	(1.20)	38.54
Institutional Class
June 30, 2024 (Unaudited)	$46.19	$0.28	$1.30	$1.58	$–	$–	$–	$47.77
December 31, 2023	41.58	0.42	6.82	7.24	(0.42)	(2.21)	(2.63)	46.19
December 31, 2022	47.58	0.23	(4.97)	(4.74)	(0.21)	(1.05)	(1.26)	41.58
December 31, 2021	44.21	0.08	9.62	9.70	(0.14)	(6.19)	(6.33)	47.58
December 31, 2020	39.36	0.13	5.10	5.23	(0.19)	(0.19)	(0.38)	44.21
December 31, 2019	34.40	0.17	6.06	6.23	(0.18)	(1.09)	(1.27)	39.36

The accompanying Notes to Financial Statements are an integral part of these Statements.

10	www.heartlandadvisors.com

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

Total Return		Net assets, end of period (in thousands)	Percentage of expenses to average net assets		Percentage of net investment income (loss) to average net assets		Percentage of expenses to average net assets before waivers		Percentage of expenses to average net assets after waivers		Percentage of net investment income (loss) to average net assets before waiver		Percentage of net investment income (loss) to average net assets after waivers		Portfolio turnover rate(d)

1.31	%(e)(f)	$229,471	N/A		N/A		1.17	%(g)	1.10	%(g)	0.88	%(g)	0.95	%(g)	35	%(e)
13.37	(f)	244,716	N/A		N/A		1.17		1.10		0.83		0.90		84
(3.01	)(f)	209,035	N/A		N/A		1.16		1.10		0.62		0.68		66
28.12	(f)	227,242	N/A		N/A		1.17		1.10		0.82		0.89		86
6.93	(f)	189,119	N/A		N/A		1.35		1.10		0.96		1.21		68	(h)
25.30	(f)	7,627	N/A		N/A		2.11		1.25		0.12		0.98		62

1.37	%(e)(f)	$393,051	N/A		N/A		0.97	%(g)	0.85	%(g)	1.10	%(g)	1.22	%(g)	35	%(e)
13.72	(f)	382,875	N/A		N/A		0.95		0.85		1.03		1.13		84
(2.78	)(f)	141,756	N/A		N/A		1.04		0.85		0.78		0.98		66
28.39	(f)	81,916	N/A		N/A		0.98		0.85		1.04		1.17		86
7.18	(f)	40,960	N/A		N/A		1.20		0.86		1.13		1.47		68	(h)
25.58	(f)	7,320	N/A		N/A		1.86		0.99		0.42		1.30		62

(5.94	)%(e)	$202,680	1.21	%(g)	0.96	%(g)	N/A		N/A		N/A		N/A		38	%(e)
1.83		246,240	1.18		0.87		N/A		N/A		N/A		N/A		53
(4.95)		272,008	1.22		0.51		N/A		N/A		N/A		N/A		48
24.85		313,703	1.15		0.64		N/A		N/A		N/A		N/A		58
12.64		269,451	1.23		0.63		N/A		N/A		N/A		N/A		90
26.02		279,737	1.19		1.48		N/A		N/A		N/A		N/A		51

(5.83	)%(e)	$89,003	N/A		N/A		0.96	%(g)	0.96	%(g)	1.16	%(g)	1.16	%(g)	38	%(e)
2.11		143,926	N/A		N/A		0.92		0.92		1.09		1.09		53
(4.75)		164,367	N/A		N/A		1.01		0.99		0.74		0.76		48
25.11		174,912	N/A		N/A		0.92		0.92		0.88		0.88		58
12.93		108,110	N/A		N/A		0.97		0.97		0.84		0.84		90
26.29		64,446	N/A		N/A		0.98		0.98		1.67		1.67		51

3.29	%(e)	$611,386	1.13	%(g)	0.96	%(g)	N/A		N/A		N/A		N/A		17	%(e)
17.13		624,176	1.07		0.77		N/A		N/A		N/A		N/A		43
(9.99)		580,421	1.09		0.41		N/A		N/A		N/A		N/A		45
21.81		684,923	1.04		0.03		N/A		N/A		N/A		N/A		45
13.14		606,172	1.10		0.22		N/A		N/A		N/A		N/A		49
17.96		598,325	1.10		0.26		N/A		N/A		N/A		N/A		42

3.42	%(e)	$94,959	0.91	%(g)	1.20	%(g)	N/A		N/A		N/A		N/A		17	%(e)
17.31		82,682	N/A		N/A		0.89		0.89		0.95		0.95		43
(9.91)		60,379	N/A		N/A		0.98		0.98		0.52		0.52		45
21.96		67,901	N/A		N/A		0.92		0.92		0.15		0.15		45
13.31		58,060	N/A		N/A		0.95		0.95		0.38		0.38		49
18.14		55,832	N/A		N/A		0.92		0.92		0.43		0.43		42

The accompanying Notes to Financial Statements are an integral part of these Statements.

Semi-Annual Report | June 30, 2024	11

HEARTLAND FUNDS	FINANCIAL HIGHLIGHTS

(a)	Redemption fees represent less than $.01 on a per share basis.

(b)	Calculated using the average shares method.

(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Portfolio turnover rate is calculated at the Fund level.

(e)	Not Annualized.

(f)	Total returns would have been lower had various fees and expenses not been waived and reimbursed during the period.

(g)	Annualized.

(h)	For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchases of $58,658,022 and sold of $36,894,276 in the effort to realign the Mid Cap Value Fund’s portfolio holdings after the reorganization of the ALPS | WMC Research Value Fund into the Mid Cap Value Fund and the value of securities purchased of $2,929,666 and sold of $1,852,981 after the reorganization of the Heartland Select Value Fund into the Mid Cap Value Fund.

The accompanying Notes to Financial Statements are an integral part of these Statements.

12	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

1. ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The capital shares of the Mid Cap Value Fund, Value Plus Fund, and Value Fund (each a “Fund” and collectively, the “Funds”), each of which is a diversified fund, are issued by the Corporation. Each Fund has 150,000,000 shares authorized with a par value of $.001 per share and offers Investor Class and Institutional Class shares. Heartland Advisors, Inc. (the “Advisor”) serves as investment advisor to the Corporation.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”).

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, closing price on the composite market. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by Heartland Advisors, Inc. (the “Advisor”) as the valuation designee of the Board of Directors of the Corporation (the “Board”) in accordance with policies and procedures adopted pursuant to Rule 2a-5 of the 1940 Act. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 under GAAP. Debt securities purchased with maturities of 60 days or less are generally valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion, if applicable. Securities and other assets for which quotations are not readily available, are deemed unreliable, or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Advisor as valuation designee, subject to oversight of the Board. The Advisor may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures approved by the Board in accordance with Rule 2a-5 and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	Net investment income, if any, is distributed to each shareholder as a dividend. Dividends from the Funds are declared and paid at least annually. Dividends from the Funds are recorded on ex-date and determined in accordance with tax regulations. Net realized gains on investments, if any, are distributed at least annually. During the fiscal year ended December 31, 2023, the Funds utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. GAAP requires that permanent financial reporting and tax differences be reclassified based on their characterization for federal income tax purposes. Accordingly, at December 31, 2023, the following reclassifications were made to increase (decrease) such amounts:

	TOTAL DISTRIBUTABLE EARNINGS	PAID-IN CAPITAL
MID CAP VALUE FUND	$(2,029,417)	$2,029,417
VALUE PLUS FUND	(2,965,513)	2,965,513
VALUE FUND	(2,366,730)	2,366,730

Semi-Annual Report | June 30, 2024	13

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

(d)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is disclosed in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)	Investment income and realized and unrealized gains or losses on investments, options, and translation of assets in foreign currency are allocated to each Fund’s share class based on their respective net assets. The Funds and share classes are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to any one Fund are typically allocated among the Funds and respective share classes in proportion to their respective net assets, number of open shareholder accounts, number of funds, or some combination thereof, as applicable.

(f)	The Funds may invest a portion of their assets in Real Estate Investment Trusts (“REITs”) and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs may not be eligible for treatment as qualified dividend income. As the final character of the distributions may not be known until reported by the REITs on their 1099s, the Funds may utilize an estimate for the current year character of distributions.

(g)	As of June 30, 2024, the Funds were not invested in any illiquid securities as defined pursuant to the Corporation’s Liquidity Risk Management Program (the “LRMP”).

(h)	Certain securities exempt from registration or issued in transactions exempt from registration under the Securities Act of 1933, as amended (the “Act”), such as securities issued pursuant to the resale limitations provided under Rule 144A or Regulation S under the Act, may be considered to be liquid under the LRMP. As of June 30, 2024, the Funds did not hold any restricted securities.

(i)	The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at the period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are generally denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(j)	The accompanying financial statements were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

14	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

3. FAIR VALUE MEASUREMENTS

The Funds follow GAAP, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.
Level 2 –	Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or inputs other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes portfolio securities and other financial instruments lacking any sales referenced in Note 2.
Level 3 –	Significant unobservable prices or inputs (includes the Advisor's own assumptions, as the Board's valuation designee, in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024:

MID CAP VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$621,025,618	$–	$–	$621,025,618
Short-Term Investments	2,159,152	–	–	2,159,152
Total	$623,184,770	$–	$–	$623,184,770

VALUE PLUS FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$290,650,300	$–	$–	$290,650,300
Short-Term Investments	1,286,520	–	–	1,286,520
Total	$291,936,820	$–	$–	$291,936,820

VALUE FUND

INVESTMENTS IN SECURITIES AT VALUE	LEVEL 1 - QUOTED AND UNADJUSTED PRICES	LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS(a)	LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS(b)	TOTAL
Common Stocks	$695,732,593	$–	$–	$695,732,593
Short-Term Investments	11,177,643	–	–	11,177,643
Total	$706,910,236	$–	$–	$706,910,236

(a)	For detailed industry descriptions and securities identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.
(b)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the six month period ended June 30, 2024, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

4. DERIVATIVE INSTRUMENTS

GAAP requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment. Each fund currently qualifies as a “limited derivatives user” under Rule 18f-4 of the 1940 Act and limits its derivatives exposure to 10% of its net assets.

Semi-Annual Report | June 30, 2024	15

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

Options can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the -counter options generally involve greater credit and liquidity risks than exchange-traded options. Options traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

Options Contracts

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Each Fund may also purchase put options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A Fund may enter into closing transactions with respect to such options by writing an option identical to the one it has purchased (for exchange-listed options) or by entering into an offsetting transaction with the counterparty to such option (for OTC options). A Fund may also exercise such options or allow them to expire. The Funds were not invested in options during the six month period ended June 30, 2024.

Offsetting Arrangements

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets and liabilities, only following a specified event of default or early termination. There are no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2024.

5. SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. The agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the agreement, the borrower can resell or re- pledge the loaned securities, and the Funds can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral. As of and for the six month period ended June 30, 2024, the Funds did not have any securities on loan.

6. INVESTMENT MANAGEMENT FEES AND TRANSACTIONS WITH RELATED PARTIES

The Corporation entered into an investment advisory agreement with the Advisor to serve as investment advisor and manager to the Funds (the “Advisory Agreement”). The Mid Cap Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets, the Value Plus Fund pays the Advisor a monthly management fee at the annual rate of 0.70% of the average daily net assets, and the Value Fund pays the Advisor a monthly management fee at the annual rate of 0.75% of the average daily net assets.

16	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

The Advisor has contractually agreed to waive its management fees and/or reimburse expenses of the Mid Cap Value Fund to ensure that the Fund’s total annual fund operating expenses do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2026, and subject thereafter to annual renewal of the agreement by the Board. The operating expense limitation agreement can be terminated only with the consent of the Board. For the six month period ended June 30, 2024, expenses of $88,497 for Investor Class and $227,404 for Institutional Class were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Value Plus Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. This voluntary waiver/reimbursement may be discontinued at any time. For the six month period ended June 30, 2024, expenses of $0 for the Institutional Class Shares of the Value Plus Fund were waived by the Advisor. The Advisor may not recoup amounts previously waived or reimbursed.

Previously, the Advisor voluntarily waived fees and/or reimburse certain annual expenses with respect to the Institutional Class Shares of the Value Fund, to the extent necessary to maintain the Institutional Class total annual fund operating expenses at a ratio of 0.99% of average daily net assets. For the year ended December 31, 2023, expenses of $0 for the Institutional Class of the Value Fund were waived by the Advisor. This voluntary waiver/reimbursement was discontinued effective May 1, 2023. The Advisor may not recoup amounts previously waived and reimbursed.

The Corporation has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, as amended (the “Plan”). Pursuant to the Plan, the Investor Class pays the Funds’ distributor, ALPS Distributors, Inc. (the “Distributor”), an amount up to 0.25% of the average daily net assets of the Investor Class Shares of such Fund (limited to actual costs incurred), computed on an annual basis and paid monthly, for distributing Fund shares and providing shareholder services. Any fees paid to the Distributor under the Plan that are not used during a calendar year are reimbursed to the respective Fund’s Investor Class. Institutional Class shares are not subject to 12b-1 fees. During the six month period ended June 30, 2024, $226,241 of distribution related expenses incurred by the Advisor were reimbursed by fees collected under the Plan. The Advisor and/or Distributor may also contractually commit to pay these fees to other third parties who agree to provide various services to their customers who hold Fund shares. Fees paid pursuant to any such contractual commitment are not subject to reimbursement. The Distributor receives a fee for providing distribution services based on an annual rate of $225,000 for all Funds, plus 1/10 basis point for each Fund’s annual net assets.

Transfer agent, fund accounting and fund administration services are provided by ALPS Fund Services, Inc. (“ALPS”). ALPS is an affiliate of the Distributor. From its own assets, the Advisor may pay retirement plan service providers, brokers, banks, financial advisors, and other financial intermediaries’ fees for providing recordkeeping, sub-accounting, marketing, and other administrative services to their customers in connection with investment in the Funds. These fees may be in addition to any distribution, administrative, or shareholder servicing fees paid from the Funds’ assets to these financial intermediaries.

Officers and certain directors of the Corporation are also officers and/or directors of the Advisor; however, they receive no compensation from the Funds.

7. EARLY REDEMPTION FEE

To discourage market timing and other short -term trading, certain shares of the Funds that are redeemed or exchanged within 10 days are assessed a 2% fee on the current net asset value of the shares. The fee applies to shares being redeemed or exchanged in the order in which they are purchased, treating shares that have been held the longest in an account as being redeemed first. The fee is retained by the applicable Fund for the benefit of the remaining shareholders. For financial statement purposes, these amounts are included in the Statements of Assets and Liabilities as “paid-in capital”. The Funds retained redemption fees during the six month period ended June 30, 2024, as follows:

	MID CAP VALUE FUND	VALUE PLUS FUND	VALUE FUND
Investor Class	$77	$5	$4
Institutional Class	(1,546)	98	–
Total	$(1,469)	$103	$4

Semi-Annual Report | June 30, 2024	17

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

8. INVESTMENT TRANSACTIONS

During the six month period ended June 30, 2024, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) are noted below. During the same period, there were no purchases of long-term U.S. Government obligations.

	COST OF PURCHASES	PROCEEDS FROM SALES
MID CAP VALUE FUND	$222,209,994	$223,994,064
VALUE PLUS FUND	127,296,754	200,215,599
VALUE FUND	120,086,465	142,884,641

9. FEDERAL INCOME TAX INFORMATION

The Funds have qualified and intend to qualify as RICs under Subchapter M of the Code for federal income tax purposes and to distribute substantially all taxable income and net capital gains. Passive foreign investment companies, foreign currency, and certain other investments could create book tax differences that may have an impact on the character of each Fund’s distributions.

As of and during the six month period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of June 30, 2024, are displayed in the table below.

	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET APPRECIATION/ (DEPRECIATION) OF FOREIGN CURRENCY	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION)
MID CAP VALUE FUND	$572,011,501	$71,470,034	$(20,296,765)	$–	$51,173,269
VALUE PLUS FUND	264,799,047	35,915,635	(8,777,862)	–	27,137,773
VALUE FUND	543,511,377	191,822,624	(28,423,765)	–	163,398,859

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales.

18	www.heartlandadvisors.com

HEARTLAND FUNDS	NOTES TO FINANCIAL STATEMENTS

  June 30, 2024 (Unaudited)

10. TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the 1940 Act) with the Value Fund; that is, the Fund held 5% or more of their outstanding voting securities during the six month period ended June 30, 2024. The Mid Cap Value and Value Plus Funds had no transactions with affiliates during the six month period ended June 30, 2024.

SECURITY NAME	FAIR VALUE AS OF DECEMBER 31, 2023	PURCHASES	SALES	FAIR VALUE AS OF JUNE 30, 2024	SHARE BALANCE AS OF JUNE 30, 2024	DIVIDENDS	CHANGE IN UNREALIZED GAIN/(LOSS)	REALIZED GAIN/(LOSS)
Hudson Global, Inc.	$3,914,323	$–	$–	$4,197,347	252,700	$–	$283,024	$–
Lincoln Educational Services Corp.	16,064,000	–	(28,538)	18,949,529	1,597,768	–	2,898,782	15,285
Total	$19,978,323	$–	$(28,538)	$23,146,876	1,850,468	$–	$3,181,806	$15,285

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Semi-Annual Report | June 30, 2024	19

HEARTLAND FUNDS	ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

  June 30, 2024 (Unaudited)

Not applicable for this reporting period.

20	www.heartlandadvisors.com

HEARTLAND FUNDS	ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

  June 30, 2024 (Unaudited)

Not applicable for this reporting period.

Semi-Annual Report | June 30, 2024	21

HEARTLAND FUNDS	ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

  June 30, 2024 (Unaudited)

Included under Item 7 in the Statements of Operations.

22	www.heartlandadvisors.com

ITEM 11 – STATEMENT REGARDING BASIS
FOR APPROVAL OF INVESTMENT
HEARTLAND FUNDS	ADVISORY CONTRACT

June 30, 2024 (Unaudited)

The 1940 Act requires that the Funds’ Investment Advisory Agreement be approved by the vote of a majority of the Independent Directors, cast in the manner required by the 1940 Act, and the rules and regulations thereunder. At an in-person meeting held on May 9, 2024, the Board, including a majority of the Independent Directors, approved the continuation of the Funds’ Investment Advisory Agreement.

As part of the process of approving the continuation of the Investment Advisory Agreement, the directors reviewed the legal requirements governing their consideration of the Investment Advisory Agreement and the relevant factors that should be considered to inform their judgement. The Independent Directors also met in separate executive sessions with their independent legal counsel to discuss the continuation of the Investment Advisory Agreement. The directors recognized that each Fund’s fee arrangements are the result of years of review and discussion between the Independent Directors and Heartland Advisors, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the directors’ conclusions may be based, in part, on their consideration of these arrangements and information received during the course of the year and in prior years.

The directors’ approval of the continuation of the Investment Advisory Agreement was based on their consideration and evaluation of a variety of factors, which included, among other things: (1) the nature, extent, and quality of the services provided by Heartland Advisors, including the investment process used by Heartland Advisors; (2) the performance of each Fund in comparison to its benchmark index, a peer group and a comparison universe of similar mutual funds; (3) the advisory fees and total net operating expenses of each Fund, including comparative information with respect to a peer group and a comparison universe of similar mutual funds; (4) a comparison of Heartland Advisors’ services and the amounts paid by the Funds with those under Heartland Advisors’ agreements with other clients; (5) the profitability of Heartland Advisors with respect to each Fund; (6) the extent to which economies of scale may be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors; and (7) any benefits accruing to Heartland Advisors from its relationship with the Funds.

The following is a more detailed summary of certain of the factors and information considered by the directors:

MATERIALS RELATING TO THE NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY HEARTLAND ADVISORS:

●	A description of the services provided by the Advisor to each Fund;
●	The Investment Advisory Agreement between the Advisor and Heartland Group, Inc. on behalf of each Fund;
●	A summary of the qualifications and background of Heartland Advisors’ senior management personnel and portfolio management teams;
●	A summary of Heartland Advisors’ investment process for the Funds;
●	Information regarding Heartland Advisors’ risk management practices;
●	Information regarding Heartland Advisors’ marketing activities on behalf of the Funds;
●	Information regarding Heartland Advisors’ business continuity plan;
●	Information regarding initiatives to improve operations and services;
●	Heartland Advisors’ Form ADV Part 2A (brochure) and 2B (supplements);
●	Information regarding Heartland Advisors’ compliance program; and
●	Information regarding trading costs, brokerage commissions and best execution.

INFORMATION WITH RESPECT TO FUND PERFORMANCE AND EXPENSES:

●	Discussions with management regarding Fund performance and related performance data;
●	Discussions with management regarding the appropriateness of each Fund’s fee and expense levels; and
●	A Section 15(c) Report and related materials prepared by FUSE Research Network, LLC (“FUSE”), an independent third-party Section 15(c) report provider, using Morningstar, Inc. data comparing advisory fees, other expenses and the performance of each class of each Fund against a comparison universe as well as a smaller peer group of funds consisting of such Fund and other open-end funds classified by FUSE as having a similar investment strategy and a comparable asset level as the Fund.
●	Risk/return summary charts for each Fund, as provided by FUSE.

The Board did not consider information regarding Heartland Advisors’ performance for other managed accounts to be a material factor.

MATERIALS RELATED TO HEARTLAND ADVISORS’ SERVICES TO OTHER ACCOUNTS:

●	A schedule of standard account minimums and fees for other accounts managed with investment strategies similar to the Funds; and
●	Information regarding the level of services provided by Heartland Advisors to the Funds as compared to Heartland Advisors’ other clients with investment strategies similar to the Funds.

Semi-Annual Report | June 30, 2024	23

ITEM 11 – STATEMENT REGARDING BASIS
FOR APPROVAL OF INVESTMENT
HEARTLAND FUNDS	ADVISORY CONTRACT

June 30, 2024 (Unaudited)

MATERIALS RELATING TO PROFITABILITY AND ECONOMIES OF SCALE:

●	A profitability analysis prepared by management;
●	An independent study prepared by FUSE of the profitability of a group of publicly traded asset managers;
●	A summary of revenue-sharing arrangements that Heartland Advisors has with various financial intermediaries; and
●	A memorandum prepared by management discussing economies of scale.

INFORMATION RELATING TO HEARTLAND ADVISORS’ FINANCIAL STRENGTH:

●	Heartland Advisors’ financial statements and independent auditor’s report for the years ended December 31, 2023, and December 31, 2022;
●	Consolidated financial statements of Heartland Advisors and its parent company and independent auditor’s report for the years ended December 31, 2023, and December 31, 2022;
●	Consolidated financial information for Heartland Advisors and its parent company for the first quarter ended March 31, 2024 (unaudited);
●	Heartland Advisors’ historical assets under management;
●	Consolidated financial projections of Heartland Advisors’ parent company; and
●	Heartland Advisors’ management succession and personnel contingency plan.

The Board also considered a memorandum from independent legal counsel that outlined the duties and responsibilities of the Board in connection with approving the continuation of the Investment Advisory Agreement.

In considering the documents and information listed above, the Independent Directors were assisted by their independent legal counsel who was present at all times at the May Board meetings and at the related executive sessions of the Independent Directors. In reviewing and discussing this information, the Independent Directors took into account information regularly provided at the Board’s quarterly meetings throughout the year regarding the services provided by Heartland Advisors, the performance of each Fund, expenses, the Funds’ compliance program, asset flows, sales and marketing updates and other relevant matters. After considering this information, the Board, including a majority of the Independent Directors, reached the following conclusions:

●	The nature and extent of the services provided by Heartland Advisors are appropriate for the investment objectives and programs of the Value Plus Fund, Value Fund and Mid Cap Value Fund and are appropriate to assure that each Fund’s operations are conducted in compliance with their investment objectives and strategies, and in compliance with applicable laws, rules and regulations.
●	Heartland Advisors provides a high quality of services to the Funds, based upon: (a) Heartland Advisors’ consistent value investment process, which has been in place for over 40 years; (b) the background and experience of Heartland Advisors’ senior management and the expertise of, and the amount of attention given to the Funds by, investment personnel of Heartland Advisors; (c) the extensive other services provided by Heartland Advisors that benefit the Funds, including compliance services, serving as the Board’s valuation designee for purposes of fair value determinations, serving as the Funds’ liquidity risk management program administrator, risk management services, business continuity services, oversight of service providers and other operational services, such as the provision of Fund officers and office space; and (d) the overall reputation and capabilities of Heartland Advisors. In addition, the Board considered that the Funds and their shareholders benefit from Heartland Advisors’ payments to financial intermediaries for the provision of distribution services and shareholder services.
●	The performance of the Mid Cap Value Fund and Value Fund has been satisfactory and the Value Fund has experienced improved relative performance. With respect to the performance of the Value Plus Fund, the directors considered the Advisor’s initiatives to improve performance and determined that the continuation of the Investment Advisory Agreement was in the best interests of the Fund’s shareholders. The Board considered that the Mid Cap Fund has underperformed its benchmark index and peer group average for the one-year period ended December 31, 2023, has outperformed its index for the three-year, five-year and since-inception periods and has outperformed its FUSE peer group average for the five-year and since-inception periods while trailing the FUSE peer group average for the three-year period. With respect to the Value Plus Fund, the Board noted that the Fund has underperformed its benchmark index over most time periods and its FUSE peer group average over all time periods. The Board noted that the Value Fund has outperformed its benchmark index and FUSE peer group average over the one-year, three-year and five-year periods and underperformed the index and FUSE peer group average for the ten-year and since-inception periods. The directors concluded that each Fund and its shareholders were likely to benefit from Heartland Advisors’ continued management.
●	The advisory fee charged to each Fund is fair and reasonable based on the nature, scope and quality of the services provided to the Fund, and those fees are competitive, considering all relevant circumstances, with fees paid by peer funds and fees charged by Heartland Advisors to other accounts it manages under similar investment strategies, as applicable.
●	The level of profitability realized by Heartland Advisors from its provision of services to each Fund is reasonable.
●	Heartland Advisors has sufficient financial resources and revenues to enable it to finance the provision and delivery of the services it is obligated to provide under the Investment Advisory Agreement and Heartland Advisors has used these resources and revenues to manage the operations of the Funds in an effective manner that is beneficial to shareholders.

24	www.heartlandadvisors.com

ITEM 11 – STATEMENT REGARDING BASIS
FOR APPROVAL OF INVESTMENT
HEARTLAND FUNDS	ADVISORY CONTRACT

June 30, 2024 (Unaudited)

The Board considered the extent to which economies of scale might be realized as each Fund grows and to the extent which each Fund’s advisory fee reflects those economies of scale for the benefit of Fund shareholders. The directors concluded that the Mid Cap Value Fund’s current fee level represents an appropriate sharing of economies of scale with its shareholders, also noting the benefits to shareholders from the operating expense limitation agreement in place between Heartland Advisors and the Mid Cap Value Fund. With respect to the Value Plus and Value Funds, the directors did not consider economies of scale to be a material factor in light of each Fund’s current asset size and management fee, and determined to continue to monitor these Funds should they experience substantial growth in assets.

The Board considered other benefits to Heartland Advisors from serving as advisor to the Funds (in addition to the advisory fee). The Board considered the benefits to Heartland Advisors from soft dollar arrangements whereby Heartland Advisors receives proprietary and third-party investment research and related services from broker-dealers that execute portfolio trades for the Funds. The Board considered that the research services received from such broker-dealers are used to service all accounts managed by Heartland Advisors, including the Funds, and that Heartland Advisors’ other clients also benefit from this research. The Directors concluded that the benefits Heartland Advisors receives are appropriate and that such products and services have been used for legitimate purposes beneficial to the Funds by providing assistance in the investment decision-making process. The Board noted that Heartland Advisors also experiences brand and name recognition and other modest benefits due to its association with the Funds. The Board concluded that the other benefits realized by Heartland Advisors from its relationship with the Funds were reasonable.

The Directors reached these conclusions after carefully considering all of the information provided by management and after taking into account recent developments and circumstances affecting the Funds. They concluded that the information and materials provided addressed all of the relevant matters that they considered necessary or advisable to assess the performance of the Funds and the performance of Heartland Advisors under the Investment Advisory Agreement. All of the factors discussed above were considered separately by the Board, including by the Independent Directors meeting in executive sessions and as part of the Audit Committee. The factors were viewed in their totality by the Board, with no single factor being the principal or determinative factor in the Board’s determination to approve the Investment Advisory Agreement. Based on its review of the information set forth above, the Board found that the terms of the Investment Advisory Agreement are fair and reasonable and in the best interests of the shareholders of each Fund.

Semi-Annual Report | June 30, 2024	25

Heartland Advisors’ commitment to you:

Striving to achieve superior investment results and outstanding client service

Fundamental Research

We are committed to discovering opportunities through extensive fundamental analysis

Seasoned Investment Team

We leverage our investment team’s decades of experience to uncover out-of-favor, financially sound, and undervalued companies

Consistent and Disciplined Approach

We consistently adhere to our clearly defined, time-tested investment process driven by Heartland’s 10 Principles of Value InvestingTM

An investor should consider the Funds’ investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the Funds’ prospectus. To obtain a prospectus, please call 1-800-432-7856 or visit www.heartlandadvisors.com. Please read the prospectus carefully before investing.

Distributed by ALPS Distributors, Inc.	HLF007178/0825

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

A statement regarding the basis for approval of Investment Advisory Contract information is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Report.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referenced in Item 2 was filed as Exhibit 13(a)(1) to Registrant’s Certified Shareholder Report on Form N-CSR on February 15, 2024 and is incorporated herein by reference.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Ex99.Cert.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	August 21, 2024

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	August 21, 2024